FAIR VALUE OF FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS - Schedule of Fair Value of Assets and Liabilities, By Type (Details) - USD ($) $ in Thousands	Oct. 28, 2018	Oct. 29, 2017
Assets:
Assets, recurring fair value measurements	$ 5,285	$ 6,481
Liabilities:
Liabilities, recurring fair value measurements	4,639	4,923
Level 1
Assets:
Assets, recurring fair value measurements	4,344	4,935
Liabilities:
Liabilities, recurring fair value measurements	0	0
Level 2
Assets:
Assets, recurring fair value measurements	941	1,546
Liabilities:
Liabilities, recurring fair value measurements	4,639	4,923
Level 3
Assets:
Assets, recurring fair value measurements	0	0
Liabilities:
Liabilities, recurring fair value measurements	0	0
Deferred compensation plan liability
Liabilities:
Liabilities, recurring fair value measurements	4,639	4,923
Deferred compensation plan liability | Level 1
Liabilities:
Liabilities, recurring fair value measurements	0	0
Deferred compensation plan liability | Level 2
Liabilities:
Liabilities, recurring fair value measurements	4,639	4,923
Deferred compensation plan liability | Level 3
Liabilities:
Liabilities, recurring fair value measurements	0	0
Total short-term investments in deferred compensation plan
Assets:
Assets, recurring fair value measurements	5,285	6,481
Total short-term investments in deferred compensation plan | Level 1
Assets:
Assets, recurring fair value measurements	4,344	4,935
Total short-term investments in deferred compensation plan | Level 2
Assets:
Assets, recurring fair value measurements	941	1,546
Total short-term investments in deferred compensation plan | Level 3
Assets:
Assets, recurring fair value measurements	0	0
Money market
Assets:
Assets, recurring fair value measurements	369	1,114
Money market | Level 1
Assets:
Assets, recurring fair value measurements	369	1,114
Money market | Level 2
Assets:
Assets, recurring fair value measurements	0	0
Money market | Level 3
Assets:
Assets, recurring fair value measurements	0	0
Mutual funds – Growth
Assets:
Assets, recurring fair value measurements	1,118	958
Mutual funds – Growth | Level 1
Assets:
Assets, recurring fair value measurements	1,118	958
Mutual funds – Growth | Level 2
Assets:
Assets, recurring fair value measurements	0	0
Mutual funds – Growth | Level 3
Assets:
Assets, recurring fair value measurements	0	0
Mutual funds – Blend
Assets:
Assets, recurring fair value measurements	2,045	1,948
Mutual funds – Blend | Level 1
Assets:
Assets, recurring fair value measurements	2,045	1,948
Mutual funds – Blend | Level 2
Assets:
Assets, recurring fair value measurements	0	0
Mutual funds – Blend | Level 3
Assets:
Assets, recurring fair value measurements	0	0
Mutual funds – Foreign blend
Assets:
Assets, recurring fair value measurements	812	915
Mutual funds – Foreign blend | Level 1
Assets:
Assets, recurring fair value measurements	812	915
Mutual funds – Foreign blend | Level 2
Assets:
Assets, recurring fair value measurements	0	0
Mutual funds – Foreign blend | Level 3
Assets:
Assets, recurring fair value measurements	0	0
Mutual funds – Fixed income
Assets:
Assets, recurring fair value measurements	941	1,546
Mutual funds – Fixed income | Level 1
Assets:
Assets, recurring fair value measurements	0	0
Mutual funds – Fixed income | Level 2
Assets:
Assets, recurring fair value measurements	941	1,546
Mutual funds – Fixed income | Level 3
Assets:
Assets, recurring fair value measurements	$ 0	$ 0